Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit of the period	$ 8,477	$ 7,416	$ 6,891
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	65	141	(136)
Other comprehensive income/(loss) that will not be reclassified to profit or loss, net of tax	65	141	(136)
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	7,081	(10,212)	4,171
Effective portion of changes in fair value of net investment hedges	(274)	935	(242)
Cash flow hedges recognized in equity	69	705	(400)
Cash flow hedges reclassified from equity to profit or loss	(216)	(380)	483
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	6,660	(8,953)	4,012
Other comprehensive income/(loss), net of tax	6,726	(8,812)	3,876
Total comprehensive income (loss)	15,203	(1,396)	10,767
Attributable to:
Equity holders of AB InBev	13,397	(2,191)	9,739
Non-controlling interest	$ 1,806	$ 795	$ 1,028